Offerings - Offering: 1	Oct. 30, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Floating Rate Notes due 2075
Amount Registered | shares	258,889,000
Maximum Aggregate Offering Price	$ 258,889,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 35,752.57
Offering Note	This registration fee table shall be deemed to update the "Calculation of Filing Fee Table" in the registrant's Registration Statement on Form S-3ASR (Registration No. 333-275071), filed with the Securities and Exchange Commission on October 18, 2023, in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.